SUMMARY OF RESTRICTED STOCK AWARD (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
2014 and 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested number of RSA, Granted
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock awards, Balance	1,329,296	540,969
Weighted-average grant price, Balance	$ 2.24	$ 2.24
FMV on grant date, Balance	2,641,061	1,209,400
Vested number of RSA, Balance	980,239	462,298
Unvested number of RSA, Balance	349,057	78,671
Number of restricted stock awards, Granted		865,423
Weighted-average grant price, Granted		$ 1.81
FMV on grant date, Granted		1,570,834
Vested number of RSA, Granted		517,941
Unvested number of RSA, Granted		347,482
Number of restricted stock awards, Forfeited		(77,096)
Weighted-average grant price, Forfeited		$ 1.80
FMV on grant date, Forfeited		(139,173)
Vested number of RSA, Forfeited
Unvested number of RSA, Forfeited		(77,096)
Number of restricted stock awards, Balance		1,329,296
Weighted-average grant price, Ending Balance		$ 2.24
FMV on grant date, Balance		2,641,061
Vested number of RSA, Balance		980,239
Unvested number of RSA, Balance		349,057
Restricted Stock [Member] | 2014 and 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock awards, Balance	1,326,861
Weighted-average grant price, Balance	$ 1.99
FMV on grant date, Balance	2,636,259
Vested number of RSA, Balance	1,072,838
Unvested number of RSA, Balance	254,023
Number of restricted stock awards, Granted	253,398
Weighted-average grant price, Granted	$ 0.84
FMV on grant date, Granted	212,875
Vested number of RSA, Granted	66,658
Unvested number of RSA, Granted	186,740
Number of restricted stock awards, Forfeited	(10,289)
Weighted-average grant price, Forfeited	$ 0.81
FMV on grant date, Forfeited	(8,334)
Vested number of RSA, Forfeited
Unvested number of RSA, Forfeited	(10,289)
Number of restricted stock awards, Balance	1,569,970	1,326,861
Weighted-average grant price, Ending Balance	$ 2.24	$ 1.99
FMV on grant date, Balance	2,840,800	2,636,259
Vested number of RSA, Balance	1,139,496	1,072,838
Unvested number of RSA, Balance	430,474	254,023